UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21662

CAPSTONE CHURCH CAPITAL FUND
(Exact name of Registrant as Specified in Charter)

3700 W. Sam Houston Parkway South, Suite 250
Houston, Texas 77042

(Address of principal executive offices)(Zip code)

Edward L. Jaroski
3700 W. Sam Houston Parkway South, Suite 250
Houston, Texas 77042

(Name and Address of Agent for Service)

Copies to:
David J. Harris, Esq.
Dechert LLP
1900 K Street, N.W.
Washington, D.C. 20006

Registrant's telephone number, including Area Code: (800) 262-6631

Date of fiscal year end: September 30

Date of reporting period: March 31, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

March 31, 2014 (Unaudited)

Capstone Church Capital Fund

Semi-Annual Report

THIS PAGE WAS LEFT BLANK INTENTIONALLY

Semi-Annual Report

Capstone Church Capital Fund   (XCBFX)

LETTER TO SHAREHOLDERS

March 31, 2014 (UNAUDITED)

Dear Shareholder:

This is the Semi-Annual Report of the Capstone Church Capital Fund for the period ended March 31, 2014.  The Capstone Church Capital Fund is an investment company focused on investing in church bonds and church mortgage loans.  The Semi-Annual Report includes detailed information about the Fund, including performance information, portfolio holdings, financial statements and comments from the portfolio manager regarding the fixed income market and outlook.

Fixed Income Market Overview

Interest rates remain at historically low levels. Many things have contributed to these low rates; the weak U.S. economy, continued geo-political tensions, discussions about the next moves by central banks around the world and even the weather. In the face of this news, the bond market has maintained a trading range on the 10yr US Treasury Note between roughly 2.60-2.80%.  Following Bernanke’s announcement of impending tapering of the quantitative easing programs, we did see rates rise up, at an extremely quick pace,  to 3.03% at the end of 2013.  In the beginning of 2014, rates fell from the 3.03% level back to the trading range where we have remained since.  We still feel rates will rise as we progress through the end of 2014 as forces holding rates low, such as: Ukraine tensions, speculation on ECB stimulus programs, low European sovereign yields and economic growth weaker than hoped for in the US and abroad, will tend to diminish.

We anticipate that outside forces will hold rates low as we move through the next few quarters. The Fed should continue on a consistent pace to eliminate all QE purchases by the end of this year leading to a possible rise in rates beginning around the middle of 2015.  Growth in the US is anticipated to grow much stronger in the 2nd and 3rd quarters than we saw in the first quarter of the year, which was due in part to weather considerations and uncertainties regarding Russia and the Ukraine.  The bond market should remain steady with rates moving higher beginning in the 2nd quarter of the year.

Performance

The Capstone Church Capital Fund produced a 2.91% total return for the three months ended 3/31/2014 and a 5.58% total return for the twelve months ended 3/31/2014.  The Barclays Capital U.S. Government/Credit Index returned 1.20% and 0.01% for the same periods respectively.

The positive returns indicated above are in contrast to the negative returns the fund experienced during the last four years.  We have seen a small improvement in the church bond market over the last year.  Real estate values have improved throughout the United States raising the collateral value of the church bonds.  This improved market has led to the sale of some church properties.  The improving job market in the U.S. has helped improve the cash flow of churches over this time as well.  In addition to the improvement of the real estate market and the job market, many of the churches that the Capstone Church Capital Fund is invested in have restructured their obligations such that they are paying some interest that can be distributed to investors.  The bond prices reflect the best estimation of what the fund expects to receive from the borrower which, in certain circumstances, involves using current appraisals of the property.

Outlook

The difficult environment for church bonds is not over but it has improved.  The improving real estate market in the U.S. means higher values for church properties and a market to sell the properties if need be.  The congregations appear to have stabilized and cash flows appear to have improved.  Some churches have restructured their bond issues making it easier for the churches to pay interest to the Capstone Church Capital Fund.  Some value will not be recovered but the overall church bond market has improved.

Thank you for selecting the Capstone Church Capital Fund

For more information about the Capstone Church Capital Fund, we invite you to contact us at 800-262-6631. You may also visit our website at www.capstonechurchcapitalfund.com.  We value your business, and we look forward to servicing your investment needs for many years to come.

Sincerely,

Edward L. Jaroski

President

Capstone Church Capital Fund

Claude C. Cody IV

Portfolio Manager

Capstone Church Capital Fund

CAPSTONE CHURCH CAPITAL FUND
State Sector Diversification
March 31, 2014 (Unaudited)

The table below sets forth the diversification of the Capstone Church Capital Fund investments by State.

State Diversification - Bonds and Mortgages		Percent*
	Alabama	1.30%
	Arizona	2.35%
	California	15.64%
	Connecticut	1.43%
	Florida	17.94%
	Georgia	7.82%
	Illinois	2.88%
	Indiana	3.82%
	Louisiana	4.83%
	Maryland	0.11%
	Massachusetts	2.22%
	Michigan	0.15%
	Nevada	0.87%
	New Jersey	3.25%
	North Carolina	0.09%
	Ohio	1.83%
	Rhode Island	3.11%
	Tennessee	2.29%
	Texas	9.33%
	Virginia	-
	Washington	1.40%
	Washington, DC	0.47%
	Total Bonds and Mortgages	83.13%
Other
	Open-End Mutual Fund	4.42%
	Short-Term Investments	11.68%
	Other	0.77%
		100.00%

* Percentages indicated are based on total net assets as of March 31, 2014.

The accompanying notes are an integral part of these financial statements.

CAPSTONE CHURCH CAPITAL FUND
Schedule of Investments
March 31, 2014 (Unaudited)

Shares/Principal Amount			Fair Value

CHURCH MORTGAGE BONDS (a)

Alabama		1.30%
	East Memorial Baptist Church
124,000	7.80%, 04/15/2026		$114,018
32,000	7.80%, 10/15/2025		29,581
	First Baptist Church of Irondale
22,000	7.50%, 04/10/2017		22,220
24,000	7.50%, 04/10/2018		24,240
25,000	7.50%, 04/10/2019		25,250
28,000	7.50%, 04/10/2020		28,045
30,000	7.50%, 04/10/2021		29,028
23,000	7.50%, 10/10/2017		23,230
25,000	7.50%, 10/10/2018		25,250
27,000	7.50%, 10/10/2019		27,216
28,000	7.50%, 10/10/2020		27,653
32,000	8.00%, 04/10/2022		29,491
31,000	8.00%, 10/10/2021		29,567
Arizona		2.35%
	First Southern Baptist Church of Lake Havasu, Inc. (c) (d)
32,000	7.60%, 03/19/2028		22,387
38,000	7.60%, 03/19/2029		26,596
41,000	7.60%, 03/19/2030		28,442
44,000	7.60%, 03/19/2031		30,523
48,000	7.60%, 03/19/2032		33,298
51,000	7.60%, 03/19/2033		35,379
55,000	7.60%, 03/19/2034		38,154
60,000	7.60%, 03/19/2035		41,622
64,000	7.60%, 03/19/2036		44,397
70,000	7.60%, 03/19/2037		48,559
75,000	7.60%, 03/19/2038		52,027
37,000	7.60%, 09/19/2028		25,889
40,000	7.60%, 09/19/2029		27,748
43,000	7.60%, 09/19/2030		29,829
46,000	7.60%, 09/19/2031		31,910
50,000	7.60%, 09/19/2032		34,685
54,000	7.60%, 09/19/2033		37,460
58,000	7.60%, 09/19/2034		40,235
62,000	7.60%, 09/19/2035		43,009
42,000	7.60%, 09/19/2036		29,135
72,000	7.60%, 09/19/2037		49,946
24,000	8.00%, 03/19/2023		16,860
25,000	8.00%, 09/19/2023		17,455
California		12.88%
	First Baptist Church of Clovis
58,000	7.30%, 04/15/2035		44,909
	San Bernardino Church of God Christian Centre (c) (d)
58,854	8.30%, 03/15/2024		51,691
63,181	8.30%, 09/15/2025		55,492
	Sonrise Baptist Church of Clovis (c) (d)
9,000	7.60%, 01/15/2030		5,580
32,000	7.60%, 01/15/2031		19,840
35,000	7.60%, 01/15/2032		21,700
37,000	7.60%, 01/15/2033		22,940
40,000	7.60%, 01/15/2034		24,800
43,000	7.60%, 01/15/2035		26,660
46,000	7.60%, 01/15/2036		28,520
50,000	7.60%, 01/15/2037		31,000
54,000	7.60%, 01/15/2038		33,480
1,000	7.60%, 07/15/2028		625
1,000	7.60%, 07/15/2030		620
33,000	7.60%, 07/15/2031		20,460
36,000	7.60%, 07/15/2032		22,320
13,000	7.60%, 07/15/2033		8,060
42,000	7.60%, 07/15/2034		26,040
45,000	7.60%, 07/15/2035		27,900
49,000	7.60%, 07/15/2036		30,380
52,000	7.60%, 07/15/2037		32,240
31,000	7.60%, 07/15/2038		19,220
	Trinity Southern Baptist Church of Livermore, California
48,000	7.20%, 09/18/2019		47,798
53,000	7.20%, 09/18/2020		51,696
111,000	7.30%, 03/18/2030		91,231
143,000	7.30%, 03/18/2032		114,028
98,000	7.30%, 03/18/2034		76,959
128,000	7.30%, 09/18/2030		104,435
148,000	7.30%, 09/18/2032		117,571
159,000	7.30%, 09/18/2033		125,372
	The United Pentecostal Church of Modesto, Inc. (c) (d)
43,000	7.50%, 05/21/2021		34,224
45,000	7.50%, 05/21/2022		35,640
20,000	7.50%, 11/21/2020		15,908
43,000	7.50%, 11/21/2021		34,241
53,000	7.60%, 05/21/2024		42,018
56,000	7.60%, 05/21/2025		44,414
62,000	7.60%, 05/21/2026		49,191
66,000	7.60%, 05/21/2027		52,384
71,000	7.60%, 05/21/2028		56,374
89,000	7.60%, 05/21/2031		70,061
96,000	7.60%, 05/21/2032		75,571
103,000	7.60%, 05/21/2033		81,082
112,000	7.60%, 05/21/2034		88,166
51,000	7.60%, 11/21/2023		40,423
55,000	7.60%, 11/21/2024		43,610
59,000	7.60%, 11/21/2025		46,805
69,000	7.60%, 11/21/2027		54,779
73,000	7.60%, 11/21/2028		57,977
86,000	7.60%, 11/21/2030		67,699
92,000	7.60%, 11/21/2031		72,422
99,000	7.60%, 11/21/2032		77,933
115,000	7.60%, 11/21/2034		90,528
	Victory Christian Center of the Desert, Inc. (c) (d)
31,000	8.40%, 04/15/2021		31,310
34,000	8.40%, 04/15/2022		34,221
36,000	8.40%, 04/15/2023		36,043
40,000	8.40%, 04/15/2024		40,064
43,000	8.40%, 04/15/2025		43,086
47,000	8.40%, 04/15/2026		47,113
51,000	8.40%, 04/15/2027		51,143
55,000	8.40%, 04/15/2028		55,171
60,000	8.40%, 04/15/2029		59,694
65,000	8.40%, 04/15/2030		64,669
70,000	8.40%, 04/15/2031		69,643
76,000	8.40%, 04/15/2032		75,612
83,000	8.40%, 04/15/2033		82,577
90,000	8.40%, 04/15/2034		89,541
30,000	8.40%, 10/15/2020		30,297
32,000	8.40%, 10/15/2021		32,320
35,000	8.40%, 10/15/2022		35,245
38,000	8.40%, 10/15/2023		38,053
41,000	8.40%, 10/15/2024		41,074
45,000	8.40%, 10/15/2025		45,099
48,000	8.40%, 10/15/2026		48,125
53,000	8.40%, 10/15/2027		53,154
57,000	8.40%, 10/15/2028		57,188
62,000	8.40%, 10/15/2029		61,684
68,000	8.40%, 10/15/2030		67,653
74,000	8.40%, 10/15/2031		73,623
80,000	8.40%, 10/15/2032		79,592
87,000	8.40%, 10/15/2033		86,556
69,000	8.40%, 10/15/2034		68,648
	"The Well" Ministry of Rescue (c) (d)
21,000	8.40%, 05/15/2020		21,090
23,000	8.40%, 05/15/2021		23,124
25,000	8.40%, 05/15/2022		25,162
27,000	8.40%, 05/15/2023		27,030
22,000	8.40%, 11/15/2020		22,108
24,000	8.40%, 11/15/2021		24,240
26,000	8.40%, 11/15/2022		26,182
28,000	8.40%, 11/15/2023		28,036
Connecticut		1.43%
	Full Gospel Foundation Building Ministries International
19,000	7.50%, 01/21/2021		18,612
21,000	7.50%, 01/21/2022		18,995
22,000	7.50%, 01/21/2023		20,038
24,000	7.50%, 07/21/2023		21,926
23,000	7.60%, 01/21/2026		20,866
30,000	7.60%, 01/21/2027		26,904
32,000	7.60%, 01/21/2028		28,349
35,000	7.60%, 01/21/2029		30,289
38,000	7.60%, 01/21/2030		32,239
40,000	7.60%, 01/21/2031		33,456
43,000	7.60%, 01/21/2032		35,441
29,000	7.60%, 07/21/2026		26,158
33,000	7.60%, 07/21/2028		28,918
36,000	7.60%, 07/21/2029		30,830
39,000	7.60%, 07/21/2030		32,834
42,000	7.60%, 07/21/2031		34,894
45,000	7.60%, 07/21/2032		36,922
Florida		17.94%
	Abyssinia Missionary Baptist Church Ministries, Inc. (c) (d)
257,000	7.50%, 03/15/2027		128,911
212,000	7.50%, 03/15/2028		106,382
187,000	7.50%, 03/15/2029		93,855
290,000	7.50%, 03/15/2030		144,275
91,000	7.50%, 03/15/2031		45,272
166,000	7.50%, 09/15/2027		83,282
120,000	7.50%, 09/15/2028		60,216
145,000	7.50%, 09/15/2029		72,138
332,000	7.50%, 09/15/2030		165,170
	Bethel Baptist Institutional Church, Inc. (c) (d)
150,000	7.80%, 01/21/2021		72,540
75,000	7.90%, 01/21/2026		36,173
523,000	7.90%, 01/21/2030		250,308
124,000	7.90%, 07/21/2023		59,731
251,000	7.90%, 07/21/2025		121,032
129,000	7.90%, 07/21/2026		62,230
171,000	7.90%, 07/21/2027		82,507
218,000	7.90%, 07/21/2028		105,229
259,000	7.90%, 07/21/2030		123,957
	Celebration Baptist Church of Jacksonville, Florida, Inc. (c) (d)
17,000	8.10%, 06/15/2015		17,170
33,000	8.20%, 12/15/2015		33,330
69,000	8.40%, 06/15/2021		69,380
74,000	8.40%, 06/15/2022		74,481
10,000	8.40%, 06/15/2025		10,020
24,000	8.40%, 06/15/2027		24,065
199,000	8.40%, 06/15/2034		197,965
65,000	8.40%, 12/15/2020		65,319
71,000	8.40%, 12/15/2021		71,710
71,000	8.40%, 12/15/2022		71,497
23,000	8.40%, 12/15/2026		23,057
29,000	8.40%, 12/15/2029		28,849
32,000	8.40%, 12/15/2030		31,834
117,000	8.40%, 12/15/2032		116,392
84,000	8.40%, 12/15/2033		83,563
70,000	8.40%, 12/15/2034		69,636
	LifePoint Community Church of Tampa Bay, Inc.
71,000	8.40%, 04/20/2019		71,710
78,000	8.40%, 04/20/2020		78,780
84,000	8.40%, 04/20/2021		84,840
99,000	8.40%, 04/20/2023		95,990
108,000	8.40%, 04/20/2024		104,857
25,000	8.40%, 04/20/2031		22,520
44,000	8.40%, 10/20/2018		44,440
75,000	8.40%, 10/20/2019		75,750
82,000	8.40%, 10/20/2020		82,820
89,000	8.40%, 10/20/2021		86,739
86,000	8.40%, 10/20/2022		82,354
43,000	8.40%, 10/20/2025		41,581
100,000	8.40%, 10/20/2030		90,520
	Manifestations Worldwide, Inc.
29,000	7.60%, 03/17/2025		26,555
31,000	7.60%, 03/17/2026		28,074
33,000	7.60%, 03/17/2027		29,542
36,000	7.60%, 03/17/2028		31,820
38,000	7.60%, 03/17/2029		32,771
41,000	7.60%, 03/17/2030		34,694
44,000	7.60%, 03/17/2031		36,753
48,000	7.60%, 03/17/2032		39,485
52,000	7.60%, 03/17/2033		42,515
56,000	7.60%, 03/17/2034		45,433
60,000	7.60%, 03/17/2035		48,084
65,000	7.60%, 03/17/2036		51,460
70,000	7.60%, 03/17/2037		54,768
76,000	7.60%, 03/17/2038		59,143
8,000	7.60%, 09/17/2024		7,338
29,000	7.60%, 09/17/2025		26,410
33,000	7.60%, 09/17/2026		29,713
34,000	7.60%, 09/17/2027		30,250
38,000	7.60%, 09/17/2028		33,178
41,000	7.60%, 09/17/2029		35,022
44,000	7.60%, 09/17/2030		36,982
47,000	7.60%, 09/17/2031		38,968
51,000	7.60%, 09/17/2032		41,810
54,000	7.60%, 09/17/2033		43,978
59,000	7.60%, 09/17/2034		47,572
63,000	7.60%, 09/17/2035		50,179
68,000	7.60%, 09/17/2036		53,502
73,000	7.60%, 09/17/2037		56,962
79,000	7.60%, 09/17/2038		61,462
	Iglesia Cristiana La Nueva Jerusalem, Inc. (c) (d)
112,000	7.50%, 02/5/2027		111,429
146,000	7.50%, 02/5/2029		145,255
100,000	7.50%, 02/5/2031		98,550
54,000	7.50%, 08/5/2029		53,239
	Philadelphia Haitian Baptist Church of Orlando, Inc. (c) (d)
33,000	7.70%, 05/28/2013		16,018
26,000	7.70%, 11/28/2012		12,620
34,000	7.70%, 11/28/2013		16,504
35,000	7.80%, 05/28/2014		16,950
63,000	8.40%, 05/28/2021		30,744
68,000	8.40%, 05/28/2022		33,028
30,000	8.40%, 05/28/2024		14,586
86,000	8.40%, 05/28/2025		41,830
93,000	8.40%, 05/28/2026		45,245
154,000	8.40%, 05/28/2032		74,367
64,000	8.40%, 11/28/2021		31,251
32,000	8.40%, 11/28/2023		15,453
33,000	8.40%, 11/28/2024		16,048
91,000	8.40%, 11/28/2025		44,262
98,000	8.40%, 11/28/2026		47,687
42,000	8.40%, 11/28/2031		20,282
156,000	8.40%, 11/28/2032		75,332
	Truth For Living Ministries, Inc. (c) (d)
78,000	7.80%, 03/15/2024		40,069
49,000	7.80%, 03/15/2028		25,382
81,000	7.80%, 09/15/2024		41,610
36,000	7.80%, 09/15/2027		18,644
Georgia		5.26%
	Bible Baptist Church of Newnan, Inc. (c) (d)
32,000	7.60%, 03/01/2015		10,064
33,000	7.70%, 09/01/2015		10,421
39,000	7.80%, 03/01/2018		12,277
46,000	7.80%, 03/01/2020		14,444
50,000	7.80%, 03/01/2021		15,645
11,000	7.80%, 09/01/2018		3,444
45,000	7.80%, 09/01/2019		14,117
48,000	7.80%, 09/01/2020		15,010
50,000	7.90%, 03/01/2023		15,680
38,000	7.90%, 03/01/2034		11,765
159,000	7.90%, 03/01/2036		49,227
56,000	7.90%, 09/01/2022		17,550
89,000	7.90%, 09/01/2035		27,839
64,000	7.90%, 09/01/2036		20,026
54,000	8.00%, 03/01/2022		17,010
51,000	8.00%, 09/01/2021		16,055
	Victory Baptist Church of Loganville, Inc
67,000	7.90%, 01/15/2030		58,504
72,000	7.90%, 01/15/2031		62,042
78,000	7.90%, 01/15/2032		66,292
84,000	7.90%, 01/15/2033		70,904
90,000	7.90%, 01/15/2034		75,465
98,000	7.90%, 01/15/2035		81,271
106,000	7.90%, 01/15/2036		86,899
115,000	7.90%, 01/15/2037		93,185
123,000	7.90%, 01/15/2038		99,113
69,000	7.90%, 07/15/2030		59,823
74,000	7.90%, 07/15/2031		63,374
81,000	7.90%, 07/15/2032		68,526
87,000	7.90%, 07/15/2033		73,193
95,000	7.90%, 07/15/2034		79,249
101,000	7.90%, 07/15/2035		83,285
110,000	7.90%, 07/15/2036		89,650
119,000	7.90%, 07/15/2037		96,128
129,000	7.90%, 07/15/2038		103,845
42,000	8.00%, 01/15/2024		39,686
40,000	8.00%, 07/15/2023		37,800
Illinois		2.88%
	First Baptist Church of Melrose Park (c) (d)
35,000	7.80%, 06/12/2019		35,262
37,000	7.80%, 06/12/2020		37,166
41,000	7.80%, 06/12/2021		41,234
45,000	7.80%, 06/12/2022		45,036
37,000	7.80%, 12/12/2019		37,314
40,000	7.80%, 12/12/2020		40,204
42,000	7.80%, 12/12/2021		42,265
51,000	7.90%, 06/12/2024		51,087
56,000	7.90%, 06/12/2025		56,123
43,000	7.90%, 06/12/2030		42,776
112,000	7.90%, 06/12/2034		111,418
50,000	7.90%, 12/12/2023		50,075
54,000	7.90%, 12/12/2024		54,108
86,000	7.90%, 12/12/2030		85,553
24,000	7.90%, 12/12/2033		23,875
117,000	7.90%, 12/12/2034		116,392
48,000	8.00%, 06/12/2023		48,058
45,000	8.00%, 12/12/2022		45,324
Indiana		3.82%
	Madison Park Church of God, Inc. (c) (d)
70,000	7.90%, 01/31/2024		47,124
100,000	7.90%, 01/31/2025		67,350
100,000	7.90%, 01/31/2026		67,370
50,000	7.90%, 01/31/2027		33,700
100,000	7.90%, 01/31/2028		67,420
193,000	7.90%, 01/31/2029		130,159
169,000	7.90%, 01/31/2032		112,994
151,000	7.90%, 07/31/2025		101,714
95,000	7.90%, 07/31/2029		63,517
306,000	7.90%, 07/31/2031		204,592
196,000	8.00%, 01/31/2023		132,692
189,000	8.00%, 07/31/2022		127,896
	Mizpah, Inc. Ebenezer Missionary Baptist Church (c) (d)
27,000	7.90%, 06/22/2033		9,709
29,000	7.90%, 06/22/2034		10,428
32,000	7.90%, 06/22/2035		11,507
34,000	7.90%, 06/22/2036		12,226
38,000	7.90%, 06/22/2037		13,665
24,000	7.90%, 12/22/2031		8,630
26,000	7.90%, 12/22/2032		9,350
29,000	7.90%, 12/22/2033		10,428
31,000	7.90%, 12/22/2034		11,148
33,000	7.90%, 12/22/2035		11,867
36,000	7.90%, 12/22/2036		12,946
Louisiana		4.83%
	Living Way Apostolic Church, Inc.
43,000	7.80%, 04/20/2019		43,430
49,000	7.80%, 04/20/2021		48,407
44,000	7.80%, 10/20/2019		44,440
48,000	7.80%, 10/20/2020		48,187
52,000	7.80%, 10/20/2021		49,254
73,000	7.90%, 04/20/2026		67,649
79,000	7.90%, 04/20/2027		72,388
85,000	7.90%, 04/20/2028		76,925
47,000	7.90%, 04/20/2029		41,572
100,000	7.90%, 04/20/2030		86,970
103,000	7.90%, 04/20/2031		88,528
91,000	7.90%, 04/20/2032		77,241
126,000	7.90%, 04/20/2033		106,117
136,000	7.90%, 04/20/2034		113,696
70,000	7.90%, 10/20/2025		65,142
88,000	7.90%, 10/20/2028		78,760
96,000	7.90%, 10/20/2029		84,154
103,000	7.90%, 10/20/2030		88,940
15,000	7.90%, 10/20/2031		12,789
121,000	7.90%, 10/20/2032		102,293
141,000	7.90%, 10/20/2034		117,115
53,000	8.00%, 04/20/2022		48,845
56,000	8.00%, 10/20/2022		52,304
Maryland		0.11%
	Ark of Safety Christian Church, Inc. (c) (d)
40,000	8.00%, 04/15/2029		36,528
Massachusetts		2.22%
	Harvest Ministries of New England, Inc.
76,000	7.30%, 02/20/2028		65,504
83,000	7.30%, 02/20/2029		69,670
89,000	7.30%, 02/20/2030		73,220
95,000	7.30%, 02/20/2031		77,045
95,000	7.30%, 02/20/2033		75,278
118,000	7.30%, 02/20/2034		92,713
85,000	7.30%, 08/20/2029		70,644
99,000	7.30%, 08/20/2031		79,646
63,000	7.30%, 08/20/2032		50,110
114,000	7.30%, 08/20/2033		89,889
Michigan		0.15%
	Living Bread Ministries, Inc. (c) (d)
10,000	7.50%, 02/15/2016		2,971
22,000	7.50%, 02/15/2017		6,523
24,000	7.50%, 02/15/2018		7,090
26,000	7.50%, 02/15/2019		7,644
21,000	7.50%, 08/15/2016		6,245
22,000	7.50%, 08/15/2017		6,505
24,000	7.50%, 08/15/2018		7,049
26,000	7.50%, 08/15/2019		7,652
New Jersey		1.40%
	International Faith Ministries, Inc. (c) (d)
13,000	7.90%, 05/10/2023		6,438
15,000	7.90%, 05/10/2024		7,432
16,000	7.90%, 05/10/2025		7,931
24,000	7.90%, 05/10/2028		11,909
27,000	7.90%, 05/10/2029		13,287
30,000	7.90%, 05/10/2030		14,763
33,000	7.90%, 05/10/2031		16,239
36,000	7.90%, 05/10/2032		17,716
40,000	7.90%, 05/10/2033		19,684
44,000	7.90%, 05/10/2034		21,652
48,000	7.90%, 05/10/2035		23,621
52,000	7.90%, 05/10/2036		25,589
61,000	7.90%, 05/10/2037		30,018
24,000	7.90%, 11/10/2023		11,887
26,000	7.90%, 11/10/2024		12,886
28,000	7.90%, 11/10/2025		13,882
22,000	7.90%, 11/10/2027		10,914
35,000	7.90%, 11/10/2028		17,370
37,000	7.90%, 11/10/2029		18,208
41,000	7.90%, 11/10/2030		20,176
33,000	7.90%, 11/10/2031		16,239
48,000	7.90%, 11/10/2032		23,621
56,000	7.90%, 11/10/2034		27,558
61,000	7.90%, 11/10/2035		30,018
66,000	7.90%, 11/10/2036		32,479
11,000	8.00%, 05/10/2022		5,477
22,000	8.00%, 11/10/2022		10,960
North Carolina		0.09%
	Accumulated Resources of Kindred Spirits (c) (d)
53,537	7.75%, 12/01/2009		30,151
Ohio		1.83%
	Worldview Community Church (c) (d)
15,000	7.50%, 06/12/2018		5,518
62,000	7.50%, 06/12/2021		22,812
60,000	7.50%, 12/12/2020		22,065
65,000	7.50%, 12/12/2021		23,929
73,000	7.60%, 06/12/2023		26,737
78,000	7.60%, 06/12/2024		28,584
84,000	7.60%, 06/12/2025		30,799
132,000	7.60%, 06/12/2031		48,029
109,000	7.60%, 06/12/2032		39,660
153,000	7.60%, 06/12/2033		55,670
75,000	7.60%, 12/12/2023		27,477
82,000	7.60%, 12/12/2024		30,057
118,000	7.60%, 12/12/2029		42,935
127,000	7.60%, 12/12/2030		46,209
148,000	7.60%, 12/12/2032		53,850
159,000	7.60%, 12/12/2033		57,853
67,000	8.00%, 06/12/2022		24,658
70,000	8.00%, 12/12/2022		25,776
Rhode Island		3.11%
	The Cathedral of Life Christian Assembly
15,000	7.30%, 08/15/2014		15,069
23,000	7.50%, 02/15/2021		22,482
25,000	7.50%, 02/15/2022		22,470
10,000	7.50%, 08/15/2016		10,100
11,000	7.50%, 08/15/2017		11,110
23,000	7.50%, 08/15/2020		22,830
25,000	7.50%, 08/15/2021		23,515
37,000	7.60%, 02/15/2027		33,156
40,000	7.60%, 02/15/2028		35,408
43,000	7.60%, 02/15/2029		37,152
46,000	7.60%, 02/15/2030		38,976
50,000	7.60%, 02/15/2031		41,785
53,000	7.60%, 02/15/2032		43,640
58,000	7.60%, 02/15/2033		47,450
62,000	7.60%, 02/15/2034		50,344
67,000	7.60%, 02/15/2035		53,747
58,000	7.60%, 02/15/2037		45,402
35,000	7.60%, 08/15/2026		31,549
39,000	7.60%, 08/15/2027		34,737
41,000	7.60%, 08/15/2028		35,871
45,000	7.60%, 08/15/2029		38,493
48,000	7.60%, 08/15/2030		40,378
52,000	7.60%, 08/15/2031		43,160
60,000	7.60%, 08/15/2033		48,900
65,000	7.60%, 08/15/2034		52,468
70,000	7.60%, 08/15/2035		55,811
62,000	7.60%, 08/15/2036		48,831
7,000	7.60%, 08/15/2037		5,465
28,000	8.00%, 02/15/2023		26,396
26,000	8.00%, 08/15/2022		24,170
Tennessee		2.29%
	Grace Christian Fellowship Church, Inc. (c) (d)
40,000	8.40%, 01/18/2022		17,600
44,000	8.40%, 01/18/2023		19,272
47,000	8.40%, 01/18/2024		20,468
51,000	8.40%, 01/18/2025		22,221
56,000	8.40%, 01/18/2026		24,410
60,000	8.40%, 01/18/2027		26,160
30,000	8.40%, 01/18/2029		13,089
77,000	8.40%, 01/18/2030		33,310
41,000	8.40%, 04/18/2022		17,946
44,000	8.40%, 04/18/2023		19,158
47,000	8.40%, 04/18/2024		20,473
52,000	8.40%, 04/18/2025		22,662
56,000	8.40%, 04/18/2026		24,416
52,000	8.40%, 04/18/2029		22,500
78,000	8.40%, 04/18/2030		33,751
21,000	8.40%, 04/18/2031		9,087
100,000	8.40%, 04/18/2033		43,270
38,000	8.40%, 07/18/2021		16,617
41,000	8.40%, 07/18/2022		17,950
45,000	8.40%, 07/18/2023		19,593
34,000	8.40%, 07/18/2024		14,810
20,000	8.40%, 07/18/2029		8,652
81,000	8.40%, 07/18/2030		35,041
38,000	8.40%, 07/18/2031		16,439
39,000	8.40%, 10/18/2021		17,062
42,000	8.40%, 10/18/2022		18,392
46,000	8.40%, 10/18/2023		20,033
50,000	8.40%, 10/18/2024		21,785
54,000	8.40%, 10/18/2025		23,539
58,000	8.40%, 10/18/2026		25,288
35,000	8.40%, 10/18/2028		15,270
75,000	8.40%, 10/18/2029		32,452
81,000	8.40%, 10/18/2030		35,049
88,000	8.40%, 10/18/2031		38,078
Texas		4.27%
	Friendship West Baptist Church, Inc.
200,000	7.40%, 06/15/2017		202,000
100,000	7.60%, 06/15/2018		100,550
	Iglesia Templo Jerusalen
58,000	7.90%, 06/12/2028		52,258
48,000	7.90%, 06/12/2029		42,341
68,000	7.90%, 06/12/2030		58,983
36,000	7.90%, 06/12/2033		30,290
93,000	7.90%, 06/12/2034		77,664
100,000	7.90%, 06/12/2035		82,530
108,000	7.90%, 06/12/2036		88,096
46,000	7.90%, 12/12/2027		41,841
60,000	7.90%, 12/12/2028		53,490
65,000	7.90%, 12/12/2029		56,829
37,000	7.90%, 12/12/2032		31,232
76,000	7.90%, 12/12/2033		63,703
96,000	7.90%, 12/12/2034		79,661
79,000	7.90%, 12/12/2035		64,789
86,000	7.90%, 12/12/2036		69,746
	New Life Christian Ministry, Inc.
100,000	7.50%, 04/15/2024		91,210
20,000	7.80%, 06/15/2021		19,414
19,000	7.80%, 12/15/2020		18,973
23,000	7.90%, 06/15/2023		21,595
23,000	7.90%, 12/15/2022		21,445
24,000	7.90%, 12/15/2023		22,524
21,000	8.00%, 06/15/2022		19,440
21,000	8.00%, 12/15/2021		19,757
Virginia		0.00%
	New Life Anointed Ministries International, Inc. (c) (d)
171,000	7.80%, 06/21/2020		17
64,000	7.80%, 06/21/2022		6
124,000	7.80%, 06/21/2023		12
103,000	7.80%, 06/21/2024		10
100,000	7.80%, 12/21/2020		10
60,000	7.80%, 12/21/2023		6
115,000	7.80%, 12/21/2024		12
142,000	7.80%, 12/21/2025		14
Washington		1.40%
	Cascade Christian Center of Skagit Valley (e)
618,354	3.50%, 10/20/2020		468,898
Washington, DC		0.47%
	Metropolitan Baptist (c) (d)
77,000	8.20%, 01/12/2015		23,169
80,000	8.30%, 07/12/2015		24,200
98,000	8.40%, 01/12/2018		29,586
100,000	8.40%, 01/12/2027		29,710
130,000	8.40%, 01/12/2033		38,623
45,000	8.40%, 07/12/2018		13,514

Total Church Mortgage Bonds (Cost $33,935,646)		70.03%	23,436,538

CHURCH MORTGAGE LOANS (b)

California		2.76%
	Mount Olive Missionary Baptist Church of Fresno (d) (e)
929,295	3.50%, 05/31/2014		924,649
Georgia		2.56%
	God First Breakthrough Ministries, Inc. (e)
1,074,166	10.50%, 03/01/2015		857,507
Nevada		0.87%
	Iglesia Christiana Verbo De Dios, Inc. (e)
378,035	0.00%, 01/01/2014		292,712
New Jersey		1.85%
	Igreja Batista Do Calvario
745,285	8.75%, 08/01/2038		620,301
Texas		5.06%
	Pleasant Grove Missionary Baptist Foundation (d) (f)
1,698,939	7.50%, 08/01/2033		1,690,444

Total Church Mortgage Loans (Cost $4,825,720)		13.10%	4,385,613

OPEN-END MUTUAL FUND		4.42%

137,868	Vanguard Short-Term Investment Grade Fund (Cost $1,500,000)		1,477,941

SHORT TERM INVESTMENTS		11.68%

Money Market Funds
3,908,375	Fifth Third Institutional Money Market - 0.01%* (Cost $3,908,375)		3,908,375

Total Investments - (Cost $44,169,741)		99.23%	$33,208,467

ASSETS IN EXCESS OF OTHER ASSETS		0.77%	258,385

Net Assets		100.00%	$33,466,852

(a) The Issuer has the right to redeem the Bonds on any quarterly anniversary of the issue date, in whole or in part, without premium or penalty.
The Issuer does not have the right to extend the terms of the offering. The Bonds are generally considered to be illiquid due to the limited, if any, secondary market.
(b) The Mortgagee has the right to prepay the Loans at any time. The Loans are generally considered to be illiquid due to the limited, if any, secondary market. The Fund participates in the principal and interest payments from the Mortgagee with the California Baptist Foundation's
Church Loan Fund. See Note 3.
(c) Represents non-income producing security.
(d) Security is in default or is delinquent on interest or principal payments. As a result, further action towards the issuer is being taken by the trustee on behalf of bondholders, in the form of a demand letter, foreclosure, forbearance, liquidation of the underlying collateral or bankruptcy of the issuer.
(e) The trustee of the issuer has completed restructuring of the bond and/or mortgage. The restructured terms reduced the interest rate and/or shortened the maturity period.
(f) Security is considered income producing; however, interest payments received during the period represented only a portion of the total interest due.

* Variable rate security; the coupon rate shown represents the yield at March 31, 2014.

The accompanying notes are an integral part of these financial statements.

CAPSTONE CHURCH CAPITAL FUND
Statement of Assets and Liabilities
March 31, 2014 (Unaudited)

Assets:
Investments in Securities, at Fair Value (Cost $44,169,741)	$ 33,208,467

Interest and Dividends Receivable	254,881
Prepaid expenses	24,710
Total Assets	33,488,058

Liabilities:
Accrued Management Fees (Note 4)	12,385
Accrued Administrative Fees (Note 4)	2,121
Accrued Service Fees (Note 4)	4,243
Accrued Compliance Fees (Note 4)	2,457
Total Liabilities	21,206
Net Assets	$ 33,466,852

Net Assets Consist of:
Paid In Capital	$ 46,683,290
Distributions in Excess of Accumulated Undistributed Net Investment Income	(551,440)
Accumulated Realized Loss on Investments	(1,703,724)
Unrealized Depreciation in Fair Value of Investments	(10,961,274)
Net Assets, for 1,881,292 Shares Outstanding (6,200,000 Shares Authorized)	$ 33,466,852

Net Asset Value per share ($33,466,852/1,881,292 shares)	$ 17.79
Maximum offering price per share (Net Asset Value per share/.9675) (Note 1)	$ 18.39

The accompanying notes are an integral part of these financial statements.

CAPSTONE CHURCH CAPITAL FUND
Statement of Operations
For the Six Months Ended March 31, 2014 (Unaudited)

Investment Income:
Interest	$ 728,146
Insurance claim proceeds (Note 9)	250,940
Dividends	15,185
Total Investment Income	994,271

Expenses:
Advisory Fees (Note 4)	73,999
Service Fees (Note 4)	41,159
Legal Fees	94,101
Audit Fees	32,640
Transfer Agent and Accounting Fees (Note 4)	28,532
Administrative Fees (Note 4)	12,333
Compliance Fees (Note 4)	13,827
Miscellaneous Fees	11,000
Insurance Expense	9,090
Trustees' Retainer and Meeting Expenses	6,664
Printing and Mailing Fees	5,463
Custody Fees	5,012
Registration Fees	4,626
Total Expenses	338,446
Voluntary Expense Waiver from the Distributor (Note 4)	(16,493)
Net Expenses	321,953

Net Investment Income	672,318

Realized and Unrealized Gain/(Loss) on Investments:
Realized Loss on Investments	(198,190)
Net Change in Unrealized Depreciation on Investments	778,204
Realized and Unrealized Gain/(Loss) on Investments	580,014

Net Increase in Net Assets Resulting from Operations	$ 1,252,332

The accompanying notes are an integral part of these financial statements.

CAPSTONE CHURCH CAPITAL FUND
Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31, 2014	September 30, 2013
	(Unaudited)

Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 672,318	$ 323,536
Net Realized Loss on Investments	(198,190)	(940,337)
Change in Unrealized Depreciation on Investments	778,204	2,631,130
Net Increase (Decrease) in Net Assets Resulting from Operations	1,252,332	2,014,329

Distributions to Shareholders:
Net Investment Income	(795,194)	(557,617)
Total Dividends and Distributions Paid to Shareholders	(795,194)	(557,617)

Capital Share Transactions:
Proceeds from Sale of Shares	-	4,692
Shares Issued on Reinvestment of Dividends	202,915	147,070
Cost of Shares Repurchased	-	(1,729,290)
Net Increase (Decrease) from Shareholder Activity	202,915	(1,577,528)

Net Assets:
Net Increase (Decrease) in Net Assets	660,053	(120,816)
Beginning of Period	32,806,799	32,927,615
End of Period (Including Distributions in Excess of Accumulated
Undistributed Net Investment Loss of ($551,441) and ($428,564), respectively)	$ 33,466,852	$ 32,806,799

Share Transactions:
Shares Sold	-	184
Shares Issued on Reinvestment of Dividends	11,730	8,627
Shares Repurchased	-	(98,423)
Net Increase (Decrease) in Shares	11,730	(89,612)
Outstanding at Beginning of Period	1,869,562	1,959,174
Outstanding at End of Period	$ 1,881,292	$ 1,869,562

The accompanying notes are an integral part of these financial statements.

CAPSTONE CHURCH CAPITAL FUND
Statement of Cash Flows
March 31, 2014 (Unaudited)

Cash flows from operating activities:
Net increase in net assets resulting from operations	$ 1,252,332
Adjustments to reconcile net increase in net assets from
operations to net cash provided by operating activities:
Proceeds from disposition of long-term investment securities	2,555,575
Purchase of short-term investments, net	(2,121,332)
Decrease in Prepaid Expenses	(24,710)
Decrease in Interest and Dividends Receivable	16,071
Decrease in Accrued Expenses	(505,643)
Decrease in unrealized depreciation on investments	(778,204)
Realized loss from investments	198,190
Net cash provided by operating activities	$ 592,279

Cash flows provided by/(used for) financing activities:
Distributions paid in cash	(592,279)
Net cash provided by (used for) financing activities	(592,279)

Net increase/(decrease) in cash	$ -

Cash (excluding short-term investments):
Beginning balance	-
Ending balance	$ -

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends of $201,297.

The accompanying notes are an integral part of these financial statements

CAPSTONE CHURCH CAPITAL FUND
Financial Highlights
Selected data for a share outstanding throughout the period.

	Six Months
	ended
	March 31,		Year ended September 30,
	2014		2013	2012	2011	2010	2009
	(Unaudited)

Net Asset Value, at Beginning of Period (a)	$ 17.55		$ 16.81	$ 20.94	$ 22.02	$ 23.59	$ 23.84

Income From Investment Operations:
Net Investment Income (b)	0.36		0.17	0.45	0.86	1.15	1.33
Net Gain/(Loss) on Securities (Realized and Unrealized)	0.31		0.86	(4.12)	(1.00)	(1.51)	(0.21)
Total from Investment Operations	0.67		1.03	(3.67)	(0.14)	(0.36)	1.12

Distributions:
Net Investment Income	(0.43)		(0.29)	(0.46)	(0.94)	(1.21)	(1.35)
Return of capital	-		-	-	-	-	(0.02)
Total from Distributions	(0.43)		(0.29)	(0.46)	(0.94)	(1.21)	(1.37)

Net Asset Value, at End of Period (a)	$ 17.79		$ 17.55	$ 16.81	$ 20.94	$ 22.02	$ 23.59

Market Value (c)	$ -		$ -	$ -	$ -	$ -	$ -

Total Return (d)	3.87%		6.15%	(17.85)%	(0.68)%	(1.72)%	4.84%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 33,467		$ 32,807	$ 32,928	$ 45,214	$ 49,217	$ 57,207
Before Reimbursements, Waivers and Recoupments
Ratio of Expenses to Average Net Assets	2.06%	(e )	5.41%	2.10%	1.92%	1.14%	1.17%
Ratio of Net Investment Income (Loss) to Average Net Assets	3.99%	(e )	0.86%	2.22%	3.88%	4.83%	5.45%
After Reimbursements, Waivers and Recoupments
Ratio of Expenses to Average Net Assets	1.96%	(e )	5.31%	2.00%	1.82%	1.06%	1.00%
Ratio of Net Investment Income to Average Net Assets	4.09%	(e )	0.96%	2.32%	3.98%	4.91%	5.62%
Portfolio Turnover	0.00%		11.91%	0.00%	0.00%	0.00%	4.19%
Average Short-term Borrowing Outstanding	$ -		$ 210,411	$ 752,877	$ 1,163,836	$ -	$ -
Weighted Average Fund Shares Outstanding (Thousands)	1,875		1,960	2,056	2,144	N/A	N/A
Average Short-term Borrowing Outstanding Per Share	N/A		$ 0.11	$ 0.37	$ 0.54	N/A	N/A
Asset Coverage	N/A		N/A	2844%	3868%	N/A	N/A

(a) Price does not include sales charge.
(b) Amount calculated based on average shares outstanding throughout the period.
(c) There is no established secondary market for the Fund's shares.

(d) Total return is computed assuming shares are purchased and redeemed at the Fund's net asset value and excludes the effect of sales charges and repurchase fees.  Dividends are assumed to be reinvested at the Fund's net asset value.  Pursuant to a waiver by the Fund's distributor, from December 7, 2006 through January 28, 2009, no sales charge is applicable to sales of Fund shares.  A maximum sales charge of up to 1.50%, unless waived or reduced, was applicable to sales of Fund shares beginning January 29, 2009.  Effective August 1, 2010, the maximum sales charge of up to 3.25%, unless waived or reduced, was applicable to sales of Fund shares.  (Not annualized for periods less than one year.)

(e ) Annualized

N/A Not applicable

The accompanying notes are an integral part of these financial statements.

CAPSTONE CHURCH CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2014 (UNAUDITED)

(1)

ORGANIZATION

The Capstone Church Capital Fund (the "Fund") is a non-diversified closed-end management investment company. The Fund was organized as a Delaware statutory trust in October 2004, and is registered with the Securities and Exchange Commission (“SEC”).  The Fund’s principal business is managing its assets invested primarily in mortgage bonds and mortgage loan obligations issued by churches and other Christian non-profit organizations that have a stated Christian mission (“Borrowers”). Church mortgage bonds are corporate debt securities issued by U.S. local churches, denominations and associations, educational institutions, and other Christian mission related organizations for purposes including construction, purchase or refinancing of existing real property.  Church mortgage loans are obligations of Borrowers issued for various purposes, including construction, property purchases or refinancing of existing real property.  The Fund may invest up to 20% of its net assets plus any borrowings for investment purposes in short-term money market instruments and other non-church mortgage bond and non-church mortgage loan investments.  Investments in short-term money market instruments will reduce the Fund’s overall portfolio maturity and may reduce the Fund’s yield.

Effective January 24, 2013, the Fund was closed to new share sales.  Currently, there is no established secondary market for the Fund’s shares nor is one expected to develop.  Pursuant to a fundamental policy, in effect through October 2010, the Fund made an offer each calendar quarter to repurchase, at net asset value, a portion of its outstanding shares.  The percentage of the outstanding shares subject to repurchase was set quarterly by the Board of Trustees and was no less than 5% and no more than 25% of the Fund’s outstanding shares.   The deadline for submitting repurchase requests was 4:00PM Eastern Time on the last business day of each calendar quarter, unless shareholders were otherwise notified.  The Fund’s net asset value for the repurchase offer was computed no more than 14 days after the repurchase request deadline.  On November 29, 2010, the Fund received shareholder approval to modify this fundamental policy to make such repurchase offers annually, in September.  Pursuant to further shareholder approval, effective as of September 30, 2011, the deadline for submitting repurchase requests is 4:00 PM Eastern Time on the last business day of August of each year.  The percentage of the outstanding shares subject to repurchase is set annually by the Board of Trustees and will be no less than 5% and no more than 25% of the Fund’s outstanding shares.  The Fund’s net asset value for the repurchase offer is computed no more than 14 days after the repurchase deadline.  See Note 5.

(2)

INVESTMENT OBJECTIVE

The Fund’s investment objective is to provide a high level of current income.  Its investments are primarily in church mortgage bonds and church mortgage loans.

(3)

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period.  Actual results could differ from those estimates.  The following summarizes the significant accounting policies of the Fund.

Security Valuation

The Fund’s investments in church mortgage bonds and church mortgage loans are generally considered to be illiquid due to the limited, if any, secondary market for these bonds. In the absence of such secondary market, the Fund values investments in church bonds and mortgages on the basis of readily available market quotations, if available. Lacking such quotations, the Fund values such bonds and mortgages using a pricing service when such prices are believed to reflect fair value.  Church bonds and mortgages with no readily available market quotations or pricing service valuations are fair valued using policies approved by and under the general oversight of the Board of Trustees.

In determining fair value, all relevant qualitative and quantitative factors available are considered.  These factors are subject to change over time and are reviewed periodically.  Capstone Asset Management Company’s (“CAMCO” or “Adviser”) fair valuation process is reviewed and refined by the Adviser’s internal Valuation Committee no less than monthly and is subject to quarterly review and approval from the Fund’s Board of Trustees.

For performing bonds and mortgages in which there is an available valuation published by an independent pricing service, the inputs are developed using various valuation methodologies such as matrix pricing, broker quotations and market transactions.  Inputs may include price information, specific and broad credit data, corporate yield curves, yields of new issue church bonds, information related to principal and interest payments, as well as other factors.  Inputs used by the pricing service may not be considered observable and may be considered proprietary.

When the price from an independent pricing service is unavailable, the Adviser’s internal Valuation Committee will use the Market or Income Approach, whichever is appropriate.

Fair value may be determined using a matrix formula (Market Approach) that derives a price based on relevant factors, including principal amount, interest rate, term, credit quality and spreads determined under a church bond benchmark yield curve.  The Adviser constructs and maintains a benchmark yield curve based on new issue church bonds and mortgages meeting the Fund’s investment requirements.  The Adviser obtains credit research and analysis from various industry sources, including an underwriter of church bonds and mortgages.  The Market Approach is sensitive to changes in the yield of new church bond and mortgage issues and the discount rate applied to the matrix.  A reduced yield causes the price to increase.  An increased discount rate causes the price to decrease.

When the bond or mortgage issue becomes delinquent on sinking fund or mortgage payments or when significant principal or balloon payments are due within the next 3 years, it is the judgment of the Adviser that the credit quality of the issuer may be impacted.  Pursuant to fair value procedures adopted by the Fund’s Board of Trustees, the Adviser, under these circumstances, may determine an adjustment to the matrix price.   The relevant inputs that the Adviser may consider in establishing the fair value include, but would not be limited to:

-

the general conditions in the church bond market and the overall financial market

-

the transaction price of any recent sales or purchases of the security

-

the transaction price, maturity and yield-to-maturity of any other fixed income security of the issuer

-

the estimated value of the underlying collateral

-

the issuer’s payment history, including the consideration of default on interest payments and/or delinquency of sinking fund payments and/or balloon payments; as well as conditions for accrual of interest and consideration of the collectability of accrued interest

In addition, the fair value procedures have specific provisions for treatment of defaulted bonds and mortgages.  When it becomes more than a remote possibility that foreclosure proceedings are probable, the Adviser will take an Income Approach to the valuation of the securities.  The relevant inputs that the Adviser may consider in using the Income Approach to determine a fair value include, but would not be limited to:

-

any current independent appraisal values

-

any current listing price

-

index adjusted appraisal values based on published real estate sources

-

estimated costs associated with the disposition of the property

-

risk adjusted discount rate

-

estimated time to sell in years

-

probability of foreclosure

The Income Approach is sensitive to changes in appraisal value, costs associated with the disposition of property, discount rates, estimated time to sell and the probability of foreclosure.  An increase in an appraisal value causes the fair value to increase, conversely a decrease in an appraisal value causes fair value to decrease.  Such movements in the appraised value would be deemed to have the most significant impact on fair value under the Income Approach.  An increase in costs associated with disposition of property, discount rates, estimated time to sell and the probability of foreclosure cause the fair value to decrease.  A decrease to the aforementioned types of changes cause the fair value to increase.

The Adviser may also incorporate a probability analysis into its valuation approach for certain defaulted bonds and mortgages, whereby the value of the bond or mortgage is derived from a weighted assessment by the Adviser of the potential options for the resolution of the issuer's debt (restructuring, foreclosure, payoff at par, etc.), and the Adviser's consideration of the likelihood of each outcome.

Additionally, the Fund’s investments in church mortgage loans represent participations in the principal and interest payments from the Mortgagee with the California Baptist Foundation’s Church Loan Fund (“Loan Fund”).The trustee of the investments held by the Loan Fund (including the participations in church mortgage loans with the Fund) is actively seeking to liquidate and/or restructure all of the Loan Fund’s investments.  In determining the fair value of the church mortgage loans, the Adviser also considers the potential results of the trustee’s actions, including restructuring, refinance, and acceleration of payments or other liquidation of property collateralizing the church mortgage loans.  For mortgages that have been restructured, the Adviser is currently valuing such mortgages under the Income Approach until additional information is available as to the church's ability to perform under the revised terms.

Because of the inherent uncertainty of valuations determined by utilizing the above procedures, the estimated fair values may differ significantly from the values that another party might estimate or that would have been used had a ready market for the investments existed.  The differences could be material. The estimated fair values may also be influenced by various market trends and can fluctuate significantly.  As a result, it is reasonably possible that management’s estimate of fair value may have significant changes in the near term.

U.S. Treasury Obligations held in the Fund’s portfolio may be valued on the basis of prices furnished by one or more pricing services that determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders.  In certain circumstances, portfolio securities will be valued at the last sale price on the exchange that is the primary market for the securities, or the mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day.  Short-term obligations held by the Fund that mature in 60 days or less are valued at the amortized cost if their original term to maturity when acquired by the Fund was 60 days or less, or are valued at amortized cost using their value on the 61st day prior to maturity if their original term to maturity when acquired by the Fund was more that 60 days, unless in each case this is determined not to represent fair value.  Repurchase agreements will be valued at cost plus accrued interest. Securities for which there exist no price quotations or valuations and all other assets are valued at fair value as determined in good faith by or on behalf of the Trustees.  Investments in open-end mutual funds and money market funds are generally priced at the respective open-end mutual fund's or money market fund's ending Net Asset Value (“NAV”).

In determining fair value, the Fund uses various valuation approaches.  GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.  Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund.  Unobservable inputs reflect the Fund’s assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Quoted prices in active markets for identical assets or liabilities.

Level 2 - Other significant observable inputs, including, but not limited to, quoted prices in markets that are not active, quoted prices for similar securities, interest rates, prepayment speeds and credit risks.

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following table presents information about the Fund’s assets measured at fair value as of March 31, 2014:

Assets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of March 31, 2014
Church Mortgage Bonds	$ -	$ -	$ 23,436,538	$ 23,436,538
Church Mortgage Loans	-	-	4,385,613	4,385,613
Open-End Mutual Fund	1,477,941	-	-	1,477,941
Short Term Investments	3,908,375	-	-	3,908,375
	$ 5,386,316	$ -	$ 27,822,151	$ 33,208,467

It is the Fund’s policy to recognize transfers between levels at the end of the reporting period. There were no transfers between levels during the six months ended March 31, 2014.

See the Schedule of Investments for state classification of church mortgage bonds and loans.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Church Mortgage Bonds	Church Mortgage Loans	Total
Balance as of 10/1/2013	$ 25,382,007	$ 4,417,083	$ 29,799,090
Accrued Accretion/(Amortization)	-	-	-
Unrealized Appreciation/(Depreciation)	773,908	2,918	776,826
Realized Gain/(Loss)	(200,809)	-	(200,809)
Gross Sales and Paydowns	(2,518,568)	(34,388)	(2,552,956)
Gross Purchases	-	-	-
Transfers In/(Out) of Level 3	-	-	-
Balance as of 3/31/2014	$ 23,436,538	$ 4,385,613	$ 27,822,151

The total change in unrealized appreciation/(depreciation) for the six months ended March 31, 2014 included in the Statement of Operations attributable to Level 3 investments still held at March 31, 2014, includes:

Change in Unrealized
Appreciation/(Depreciation)
Church Mortgage Bonds	$ 773,908
Church Mortgage Loans	2,918
Total	$ 776,826

The following is a summary of quantitative information about significant unobservable valuation inputs approved by the Adviser's internal Valuation Committee in accordance with procedures adopted by the Board for Level 3 Fair Value Measurements for investments held at March 31, 2014:

			Significant
	Fair Value		Unobservable
Type of Assets	at March 31, 2014	Valuation Techniques	Input(s)	Range

Church Mortgage Bonds and Loans	$16,610,844	Income Approach	Disposition costs	13% - 30%
			Discount rate	2.4% - 3.2%
			Time to sell	1 - 3 years

Church Mortgage Bonds and Loans	$ 1,089,199	Market Approach	New issue bond yield	5.6% - 7.6%
			Discount	.50 basis points
	$17,700,043

Church Mortgage Bonds	$10,122,108	Vendor Pricing
Total	$27,822,151

Security Transactions and Investment Income

For financial reporting purposes, portfolio security transactions are recorded on the trade date.  Net realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.  Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis.  Debt obligations are placed in a non-accrual status and related interest income reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful as identified by the Adviser as part of the valuation process. The treatment of such accruals and receivables may be different for federal income tax purposes.

Purchases and sales of investment securities (excluding short-term investments, U.S. government and U.S. government agency securities) aggregated $0 and $2,555,575, respectively, for the six months ended March 31, 2014.

Dividends and Distributions

Effective October 1, 2010, dividends are declared and paid quarterly.  Distributions from net realized capital gains, if any, will be declared and distributed at least annually.

Income dividends and capital gains distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP, primarily due to timing differences in the recognition of income, gains and losses by the Fund.  These book and tax accounting differences primarily relate to the tax recognition of interest income which is different from book interest income.  This differential between book and tax results in a required increase in distributions from net investment income.  To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

Federal Income Taxes

The Fund intends to qualify as a regulated investment company under Sub-chapter M of the Internal Revenue Code and accordingly will generally not be subject to federal and state income taxes or federal excise taxes to the extent that the Fund intends to make sufficient distributions of net investment income and net realized capital gains.  For the six months ended March 31, 2014, the Fund qualified under these provisions and accordingly, no provision for federal income tax has been made.

As of and during the six months ended March 31, 2014, the Fund did not have a liability for any unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Fund’s Statement of Operations.  During the six months ended March 31, 2014, the Fund did not incur any interest or penalties.  The Fund is subject to examination by U.S. federal tax authorities for tax years ending September 30, 2010 and after.  For all open tax years, management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Further, management of the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of any unrecognized tax benefits will significantly change over the next fiscal year.

(4)

INVESTMENT ADVISORY FEE AND OTHER AGREEMENTS

CAMCO, a wholly-owned subsidiary of Capstone Financial Services, Inc. (“CFS”), serves as investment adviser to the Fund under an advisory agreement.  CAMCO provides investment advisory and administrative services to other investment companies, pension and profit-sharing accounts, corporations and individuals.  Subject to the authority of the Board of Trustees, the Adviser provides the Fund with continuous investment advisory services in accordance with an investment advisory agreement (the "Advisory Agreement") between the Adviser and the Fund.  As compensation for its services as investment adviser, the Fund pays CAMCO, on a monthly basis, an investment advisory fee. Prior to April 1, 2014, these fees were calculated at the annual rate of 0.45% on the first $500 million of the Fund’s average daily net assets, 0.40% on the next $500 million, and to 0.375% on average daily net assets in excess of $1.0 billion.  For the six months ended March 31, 2014, the Fund incurred advisory fees of $73,999.  Effective April 1, 2014, the Board of Trustees approved an amendment to the Advisory Agreement to reduce the investment advisory fees.  Under the amended Advisory Agreement, the investment advisory fees are calculated daily at the annual rate of 0.375% on the first $500 million of the Fund’s average daily net assets.  The rate declines to 0.325% on the next $500 million, and to 0.250% on average daily net assets in excess of $1 billion.

CFS Consulting Services, LLC (“CCS”), an affiliate of CAMCO and a wholly owned subsidiary of CFS, serves as administrator for the Fund under an agreement that took effect January 12, 2012.  For its services as administrator, CCS receives a monthly fee from the Fund calculated at the annual rate of 0.075% on the first $500 million of the Fund's average daily net assets.  The rate declines to 0.06% on the next $500 million and to 0.05% on average daily net assets in excess of $1.0 billion.  For the six months ended March 31, 2014, the Fund incurred total administrative fees of $12,333.

CCS, pursuant to a Compliance Services Agreement, provided certain compliance services for the Fund and the Board, including the services of the Chief Compliance Officer (“CCO”) for the Fund.  Prior to April 1, 2014, the compliance service fees were paid monthly, calculated at the annual rate of 0.025% on the Funds’ average daily net assets, and CCO compensation was paid monthly at an annual rate of $21,000.  For the six months ended March 31, 2014, the Fund incurred compliance service and CCO fees of $13,827.    Effective April 1, 2014, the Board approved an amendment to the Compliance Services Agreement to add breakpoints to the rate for these compliance services.  The Board also approved moving CCO services into a separate agreement, with no change in CCO fees.  Under the amended Compliance Services Agreement, the Fund pays CCS a monthly fee at the annual rate of 0.025% of the first $500 million of the Fund’s average daily net assets for compliance services. The rate declines to 0.020% of the next $500 million, and to 0.015% of average daily net assets over $1 billion.  As before, under the separate CCO agreement effective April 1, 2014, CCO compensation is paid monthly at an annual rate of $21,000.

Capstone Asset Planning Company (“CAPCO” or “ Distributor”), an affiliate of CAMCO and a wholly-owned subsidiary of CFS, acts as the principal underwriter of the Fund’s shares pursuant to a written agreement with the Fund ("Distribution Agreement").  The Distributor has the exclusive right to distribute shares of the Fund through unaffiliated dealers.  The Distributor's obligation is an agency or "best efforts" arrangement under which the Distributor is required to take and pay for only such Fund shares as may be sold to the public.  The Distributor is not obligated to sell any stated number of shares. During the six months ended March 31, 2014, the Distributor did not receive sales charges.  As noted earlier, the Fund is currently closed to new share sales.  A maximum sales charge of 1.50% was applicable to the sale of Fund shares from January 29, 2009 through July 31, 2010.  From August 1, 2010 through January 24, 2013, a maximum sales charge of 3.25% was applicable to the sale of Fund shares.  Sales charges were waived for qualified fee-based financial advisors and non-profit organizations that have a stated Christian mission and that invested at least $50,000 in the Fund.

The Fund has adopted a Service Plan (the "Plan") which permits the Fund to compensate the Distributor for services and expenses incurred in connection with providing services to the Fund’s shareholders.  These services include, but are not limited to, the payment of compensation to securities dealers (which may include the Distributor itself) and other financial institutions and organizations (collectively, "Service Organizations") to obtain various shareholder services for the Fund.  These services include, among other things, payments to employees or agents of the Distributor who assist in or support the provision of shareholder services, processing new shareholder account applications, preparing and transmitting to the Fund’s Transfer Agent information on transactions by customers and serving as the primary source of information to customers in answering questions concerning the Fund and their transactions with the Fund.  The Plan provides that payments will be made to the Distributor at an annual rate of 0.25% of the average daily net assets of the Fund.  Out of its compensation and subject to applicable regulatory requirements, the Distributor may make reallowances to Service Organizations, the amount of such reallowances to be based on the average daily net asset value of shares of the Fund held by shareholders for whom the Service Organization provides services.  Any remaining amounts not so allocated will be retained by the Distributor. During the six months ended March 31, 2014, fees accrued under the Plan were $41,159 of which $16,493 was voluntarily waived by the Distributor.

Certain officers and one Trustee of the Fund are also officers of CFS, CAMCO, CAPCO and CCS.

Mutual Shareholder Services, LLC (“MSS”) serves as the Fund’s transfer agent and fund accountant.  Under the terms of the Shareholder Servicing Agreement, MSS will be paid annual per account fees.  Under the terms of the Accounting Agreement, MSS is entitled to a monthly fee calculated at the annual rate of $30,500 on average net assets up to $50 million in addition to fees related to transfer agency services and certain other out of pocket expenses.  For the six months ended March 31, 2014, the Fund incurred transfer agent and accounting fees and expenses of $28,532.

(5)

REPURCHASE OFFERS

Pursuant to the Fund’s fundamental policy (Note 1), the Board of Trustees authorized the Fund to offer to repurchase 5% of its outstanding shares on August 30, 2013.  In accordance with SEC guidelines, the Fund’s Board of Trustees can authorize an additional 2% of the shares outstanding if tendered shares exceed the offered amount.

There were no repurchases of shares associated with the annual repurchase offer during the six months ended March 31, 2014.

The Fund will, under normal circumstances, price such shares that are repurchased in connection with a repurchase offer at the Fund’s net asset value (“NAV”) determined after the close of business not more than 14 calendar days following the Repurchase Request Deadline (or on the next business day if the fourteenth day is not a business day).  Applicable regulations provide that a repurchase offer may be suspended only under limited specified circumstances.

(6)

FEDERAL INCOME TAXES

As of September 30, 2013, the cost of investments, gross unrealized appreciation and depreciation of investment securities and components of distributable earnings on a tax basis were as follows:

Cost of Investments	$46,123,637
Gross unrealized appreciation	$ 6,718
Gross unrealized depreciation	(13,067,659)
Net unrealized depreciation	(13,060,941)
Undistributed ordinary income	86,670
Undistributed Realized Long Term Capital Gain/(Loss)	(689,971)
Total distributable earnings	$(13,664,242)

As of September 30, 2013, the difference between total distributable earnings on a book basis and tax basis is due primarily to timing differences in recognizing certain organizational expenses related to the commencement of operations. The difference between the cost of investments on a book basis and tax basis is due primarily to the differing treatment for the recognition of interest income, and post-October loss deferral of $815,563.

As of September 30, 2013, the Fund had a capital loss carryforward totaling $689,971.  Of that amount $1,899 expires on September 30, 2016, and $1,240 expires on September 30, 2017, and both are treated as short-term capital losses.  The remaining $686,832 has no expiration and is treated as long-term capital losses.

The tax character of distributions paid for six months ended March 31, 2014 was as follows:

Ordinary income	$ 795,194

The tax character of distributions paid for year ended September 30, 2013 was as follows:

Ordinary income	$ 557,617

(7)

SIGNIFICANT RISKS

Concentration Risk. Because the Fund invests principally in church-related obligations that are collateralized by interests in real property, it can be adversely affected by negative developments impacting church-related institutions, as well as by negative developments impacting real property generally. Such developments could include changes in tax or zoning laws, changes in government policies toward church-related institutions, and interest rate and other general economic changes, as well as changes affecting particular neighborhoods.

Church Mortgage Bonds and Loans. There is less readily available, reliable information about most church mortgage bonds and church mortgage loans than is the case for many other types of securities. In addition, there is no nationally recognized independent rating organization that evaluates or provides ratings for church mortgage bonds or church mortgage loans or for borrowers.

Illiquidity. Church mortgage bonds and church mortgage loans are not listed on any national securities exchange or automated quotation system and no active trading market exists for these instruments. As a result, church mortgage bonds and church mortgage loans are generally illiquid, meaning that the Fund may not be able to sell them quickly at a fair price. The risks of illiquidity are particularly important when the Fund's operations require cash, and may in certain circumstances require that the Fund borrow to meet short-term cash requirements. The market for illiquid securities is more volatile than the market for liquid securities. To the extent that a secondary market does exist for church mortgage bonds and church mortgage loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. The Fund has no limitation on the amount of its assets that may be invested in securities that are not readily marketable or that are subject to restrictions on resale. The fact that a substantial portion of the Fund's assets will generally be invested in church mortgage bonds and church mortgage loans may restrict the ability of the Fund to dispose of its investments in a timely fashion and at a fair price, and sales of these investments could result in capital losses to the Fund and a decline in the value of shares. An economic downturn, adverse developments affecting real estate or churches, or a substantial increase or decrease in interest rates would adversely affect the value of the Fund's portfolio instruments, and thus of its shares, and would further limit the ability of the Fund to dispose of portfolio securities.  The economic downturn and adverse developments affecting real estate in recent years have had such negative effects on the Fund.  Illiquid securities are also difficult to value, meaning that the Fund's calculated net asset value may not accurately reflect the value that could be obtained for its assets upon sale. See Note 9.

Risk of Subordination. Church mortgage bonds and church mortgage loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate these instruments to presently existing or future indebtedness of the borrower or take other action detrimental to holders of the bonds or loans. Such court action could under certain circumstances include invalidation of bonds or loans.

Borrower Credit Risk. Church mortgage bonds and church mortgage loans, like most other debt obligations, are subject to the risk of default. Default in the payment of interest or principal on a church mortgage bond or church mortgage loan results in a reduction in income to the Fund, a reduction in the value of the church mortgage bond or church mortgage loan and a decrease in the Fund's net asset value per share. The risk of default increases in the event of an economic downturn, adverse developments affecting real estate or churches, or a substantial increase in interest rates. The economic downturn and adverse developments affecting real estate in recent years have had such negative effects on the Fund

In the event of bankruptcy of a particular issuer, the trustee with respect to a particular obligation may have discretion as to whether to liquidate the underlying collateral unless otherwise requested by the holders of a specified percentage of the outstanding unpaid principal amount of the obligation. There is no assurance that the trustee will decide to liquidate, or that the Fund will, alone, satisfy any applicable percentage test to require liquidation. There is also no assurance that the court will give the trustee the full benefit of its senior positions. In the event the trustee decides, or is required, to liquidate the collateral for a church mortgage bond or church mortgage loan, there is no assurance that a buyer will be found or that the sale of the collateral would raise enough cash to satisfy the borrower's payment obligation. If the terms of a church mortgage bond or church mortgage loan do not require the borrower to pledge additional collateral in the event of a decline in the value of the original collateral, the Fund will be exposed to the risk that the value of the collateral will not at all times equal or exceed the amount of the borrower's obligations under the church mortgage bond or church mortgage loan.

General Credit Risk. The Fund’s investments in church mortgage bonds and church mortgage loans and other securities may have speculative characteristics and changes in economic conditions or other circumstances may lead, and in recent year have led, to a weakened capacity to make principal and interest payments relative to obligations deemed of higher quality.

Interest Rate and Maturity Risk. When interest rates fall, the values of already issued fixed income securities generally increase.  When interest rates rise, the values of already issued fixed income securities generally decline. The Fund has stopped purchasing church bonds and mortgages in the Fund at this time. Therefore the stated maturity of the performing securities continues to decline over time.  It is impossible to speculate when any non-performing securities may mature or have a partial prepayment. When securities have a prepayment, are refinanced or mature, the fund reinvests the money in liquid, public corporate bonds, funds that invest in such bonds and money market instruments which typically earn lower rates of interest than church bonds or mortgages. Investors should be aware that the longer the maturity of a fixed rate instrument, the greater the risk. Risks include a greater risk of borrower or issuer default and greater risk that interest rates will rise, which will negatively impact the value of the Fund's portfolio investments and the Fund's shares. Due to the illiquidity of the church mortgage bond and church mortgage loan markets, the Fund may be limited in its ability to turn over its investments to obtain instruments with more attractive rates of return.

Non-Diversified Status. The Fund has registered as a "non-diversified" investment company. This means that it may invest more than 5% of the value of its assets in the obligations of any single issuer, including obligations of a single borrower and thus is likely to have more of its assets invested in fewer issuers than if it were operated as a diversified investment company. The Fund does intend, however, to satisfy tax diversification requirements necessary to enable it to be taxed as a regulated investment company.

Cash Investment Risk. Under normal market conditions, the Fund may invest up to 20% of its net assets, plus the amount of any borrowings for investment purposes, in high-quality short-term debt securities, including money market funds, and open-end bond investment companies, and may invest up to 100% of its assets in such instruments for temporary defensive purposes. Under applicable regulatory requirements, the Fund also, for specified periods, is required to maintain liquid assets sufficient to satisfy its repurchase offers. (See Note (5) “Repurchase Offers,” above.) Such liquid investments are likely to include such short-term debt securities. These instruments are normally lower yielding than the Fund's Church Securities investments and may reduce the Fund's yield and overall portfolio maturity.  Additionally, if the Fund’s cash flow from Share sales and payments on Fund portfolio securities is insufficient to replenish its cash reserves to the extent required by applicable regulations to satisfy its repurchase obligations, it will be forced to borrow funds or seek regulatory or other solutions that may increase Fund expenses.  See also, "Investment in Other Investment Companies".

Real Estate Risk. Because the Fund’s Church Securities are backed by real estate, these investments are vulnerable to factors that affect the particular real estate and the local and national real estate markets.  These factors include changes in local or national economic or employment conditions, which factors have negatively affected the value of the Fund’s Church Securities since 2009.  Other factors affecting the value of real estate investments include, but are not limited to, changes in interest rates or in zoning or tax laws, overbuilding, environmental problems, maintenance problems, operating costs and population changes.  Such factors affect not only the value of the collateral backing the Borrowers’ obligations, but also the ability of Borrowers to raise cash to meet these obligations by selling real estate.  Property tax liens would also affect the availability of cash to pay other creditors in the event of a sale of the real estate, through foreclosure or otherwise.  Furthermore, in the case of Church Securities, the property backing the securities may have limited suitability for other purpose.

Prepayment Risk. The maximum maturity of the performing securities in the Church Capital Fund is 24 years. It is impossible to speculate when any nonperforming securities may mature or have a partial prepayment.   In the event of prepayment, which can come from refinancing, a call or early payment of principal, in a lower or falling interest rate environment, the Fund would be required to reinvest the prepayment proceed in lower-yielding obligations.

Valuation Risk. Because of the inherent uncertainty of valuations of Church Securities determined by utilizing the Fund’s procedures, the estimated fair values may differ significantly from the values that another party might estimate or that would have been used had a ready market for the investments existed.  The differences could be material.

Discount Risk. There is no active trading market for Fund Shares. Therefore, a shareholder who wishes to sell his or her Shares and does not wish to participate in, or wait for, an annual repurchase offer, or is not successful in having those Shares repurchased in an annual repurchase offer, will have difficulty selling the Shares in the secondary market and there is a significant risk that any such sale would be at a significant discount from the net asset value of the Shares.

Investment in Other Investment Companies. The Fund may invest in shares of other investment companies ("funds"). The Fund bears a proportional share of the expenses of such other funds, which are in addition to those of the Fund. For example, the Fund will bear a portion of such other funds' investment advisory fees, although the fees paid by the Fund to the Adviser will not be proportionally reduced.

(8)

CONTINGENCIES AND COMMITMENTS

Under the Fund’s organizational documents its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  Additionally, in the normal course of business, the Fund enters into contracts that contain various representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims against the Fund and is presently unknown.  However, the Fund considers the risk of loss from such potential claims to be remote.

(9)      OTHER MATTERS

The Securities and Exchange Commission's Enforcement Division (“SEC”) sent a letter dated January 27, 2014, which explained that they had concluded their investigation and that they did not intend to recommend an enforcement action by the SEC. The January 27, 2014 letter also stated that according to SEC guidelines, the letter must not be construed to indicate that either CAMCO, CAPCO, or any of their employees, current or present, had been exonerated or that no actions may ultimately result from the SEC’s investigation.

Fund management received an insurance reimbursement for the recovery of a portion of the expenses in connection with this investigation and the Financial Industry Regulatory Authority (“FINRA”) investigation, discussed in the Annual Report dated September 30, 2013. The check for the insurance reimbursement was posted as of December 31, 2013 and is included in the March 31, 2014 financial statements.

Fund management has received an additional insurance reimbursement for the recovery of a portion of the expenses incurred in connection with the SEC and the FINRA investigations.  The check for the insurance reimbursement was issued, received and processed after the March 31, 2014 financial statements, included in this report. It was subsequently determined that the portion of the insurance reimbursement for the Fund was $443,077.30 and that the Fund would record the amount as income for the year ending September 30, 2014, rather than to offset related expenses, since those expenses were recorded in the previous year ending September 30, 2013.

As disclosed in the preceding footnotes, the Fund has certain obligations in the upcoming year, including the repurchase of shares from Fund shareholders in accordance with the Fund’s annual repurchase offer, requiring specific timely payments.  These obligations, along with the cash flow required to continue operation of the Fund, require the Fund to be able to timely liquidate certain holdings, or enter into borrowings, in order to meet these obligations. Management of the Fund believes that at this time the Fund has sufficient liquidity, without borrowing, to satisfy its obligations for at least the next 24 months.

CAPSTONE CHURCH CAPITAL FUND

ADDITIONAL INFORMATION

MARCH 31, 2014 (UNAUDITED)

PROXY VOTING GUIDELINES

Because the securities in which the Fund invests do not have voting rights, the Fund does not have proxy voting guidelines.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on December 31 and June 30. The Form N-Q filing must be made within 60 days of the end of the quarter.  The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-262-6631.

DISCUSSION OF REVIEW AND APPROVAL OF  ADVISORY CONTRACT FOR CAPSTONE CHURCH CAPITAL FUND

At its meeting held February 11, 2014, the Board of Trustees (“Board” or “Trustees”) of Capstone Church Capital Fund (“Fund”) conducted its review of the investment advisory contract between the Fund and Capstone Asset Management Company (“CAMCO”).  Its continuation was approved unanimously by the full Board and by the independent Trustees, with revisions as of April 1, 2014 to include the reduced fee schedule presented in the meeting.

In advance of the meeting, the Board had received extensive information on CAMCO’s business activities; the investment advisory, administrative, compliance and customer account services provided by CAMCO and its affiliates to the Fund; the fees paid for these services; the staff performing these services; the Fund’s performance history; the Fund’s portfolio management process, CAMCO’s brokerage and soft dollar practices; various Fund expenses; various regulatory, compliance and shareholder relations matters; a report on CAMCO’s profitability with respect to the Fund; and other information designed to inform the Board of any ancillary benefits received by CAMCO and its affiliates from their relationship with the Fund.

In connection with the Board’s review, Mr. Edward Jaroski, President of CAMCO and of the Fund updated the independent Trustees about CAMCO’s business, including CAMCO’s assets under management, additions to its staff and certain functional rearrangements within the organization, as well as future plans.  He also discussed the relationship between CAMCO’s parent, Capstone Financial Services, and its controlling shareholder, Steward Financial Holdings, LLC and his view of the future of this relationship.  The independent Trustees then met separately with the Fund’s Chief Compliance Officer to discuss compliance activities related to the Fund and an ongoing independent review of the Fund’s and CAMCO’s regulatory compliance procedures. In their separate meeting with Fund counsel, the independent Trustees noted the significant difficulties of managing the Fund under market conditions prevailing in the past several years, as well as the substantial costs in both dollars and personnel time in dealing with questions raised by both regulators and auditors regarding the Fund.  Of particular significance was the decision of the Securities and Exchange Commission not to pursue its enforcement action related to the Fund.  In the independent Trustees’ view, this was consistent with the Trustees’ firm belief that CAMCO, as well as the Board, had done their best to deal with a very difficult environment for the Fund, the risks of which had been fully disclosed to investors.  The independent Trustees noted that there continued to be significant challenges in managing Capstone Church Capital Fund’s portfolio, even though, under current market conditions, the Fund is not pursuing new investment opportunities.  The independent Trustees also noted that CAMCO was reviewing various options for the Fund’s future, including possibly winding down the Fund at some point in the future – although no decisions had yet been made in this regard.  The analysis was focused on fashioning a feasible plan for the Fund that would best serve the interests of the Fund’s shareholders.  Despite the continuing challenges for CAMCO with Capstone Church Capital Fund, the independent Trustees were favorable to the proposed advisory fee reduction, which they expected would be welcomed by the Fund’s shareholders. The independent Trustees also reviewed extensive information regarding the Fund’s other service agreements with CAMCO affiliates and fees paid by the Fund under those agreements.  This review included a review of the Fund’s administration, compliance services and distribution agreements, its Service Plan and amounts paid under those agreements and plan.  They considered the overall quality of services provided to the Fund by CAMCO and its affiliates as well as the profitability to CAMCO and its affiliates of their relationship with the Fund. The independent Trustees also reviewed the Fund’s expenses and expense ratio information and information regarding an anticipated insurance recovery for the Fund that was expected to be included in dividend payments to Fund shareholders.  After a full discussion of these matters, the independent Trustees unanimously determined to approve the continuation of the Fund’s investment advisory agreement, subject to the fee reduction presented to the meeting that would take effect as of April 1, 2014, and to recommend that the full Board also approve the agreement.  Their approval was followed by unanimous approval of the agreement by the full Board of Trustees.  The continuation of the service agreements with CAMCO affiliates, and the Service Plan were also approved.

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Visit us online at
www.capstonechurchcapitalfund.com

Capstone Church Capital Fund

HOW TO GET MORE INFORMATION

Further information about the Fund is contained in:

The Statement of Additional Information ("SAI"). The SAI contains more detail about some of the matters discussed in this Prospectus. The SAI is incorporated into the Prospectus by reference.

Annual and Semi-Annual Reports about the Fund describe its performance and list its portfolio securities. They also include letters from Fund management describing the Fund's strategies and discussing market conditions and trends and their implications for the Fund.

You may obtain free copies of the SAI or reports, or other information about the Fund or your account by calling 1-800-262-6631.

You may also get copies of the SAI, reports, or other information about the Fund directly from the Securities and Exchange Commission ("SEC") by:

- visiting the SEC's public reference room. (Call 1-202-942-8090 for information or email publicinfo@sec.gov).
- sending a written request, plus a duplicating fee, to the SEC's Public Reference Section, Washington, D.C. 20549-0102.
- visiting the SEC's website — http://www.sec.gov/

The Fund's Investment Company Act File Number with the SEC is: 811-21662.

For more complete information about the Capstone Church Capital Fund, including charges and expenses, contact the Distributor to receive a prospectus. Please read it carefully before you invest or send money.

Capstone Asset Planning Company
3700 W. Sam Houston Parkway S., Suite 250
Houston, Texas 77042
1-800-262-6631
info@capstonechurchcapitalfund.com

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not required to be included in this filing.

Item 4. Principal Accountant Fees and Services.

Not required to be included in this filing.

Item 5. Audit Committee of Listed Companies.

Not required to be included in this filing.

Item 6.  Schedule of Investments.

A Schedule of Investments is included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7.  Proxy Voting Policies and Procedures.

Not required to be included in this filing.

 Item 8.  Portfolio Manager of Closed-End Funds.

(a)

Not required to be included in this filing.

(b)

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

Item 11.  Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the registrant’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-(3)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not Applicable.

(a)(2)

Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)

Not applicable.

(b)

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPSTONE CHURCH CAPITAL FUND

By /s/Edward L. Jaroski

   Edward L. Jaroski

   President

Date June 5, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Edward L. Jaroski

   Edward L. Jaroski

   President

Date June 5, 2014

By /s/Carla Homer

   Carla Homer

   Treasurer

Date June 5, 2014